UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23366

(Investment Company Act File Number)

RiverNorth Opportunistic Municipal Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End:  June 30

Date of Reporting Period:   December 31, 2018

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2018

Semi-Annual Report

RIVERNORTH OPPORTUNISTIC MUNICIPAL INCOME FUND, INC.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website at www.RiverNorth.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact you financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-848-7569 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder repots and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.RiverNorth.com.

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

RiverNorth Opportunistic Municipal Income Fund, Inc.
Table of Contents

Performance Overview	2
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12
Additional Information	24
Consideration and Approval of Advisory and Sub-Advisory Agreements	25

RiverNorth Opportunistic Municipal Income Fund, Inc.
Performance Overview	December 31, 2018 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing, directly or indirectly, at least 80% of its Managed Assets (as defined below) in municipal bonds, the interest on which is, in the opinion of bond counsel to the issuers, generally excludable from gross income for regular U.S. federal income tax purposes, except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax (“Municipal Bonds”). In order to qualify to pay exempt-interest dividends, which are items of interest excludable from gross income for federal income tax purposes, the Fund will seek to invest at least 50% of its Managed Assets directly in such Municipal Bonds.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE REPORTING PERIOD?

PERFORMANCE as of December 31, 2018

TOTAL RETURNS(1)	1 Month	YTD(2)	Since Inception(2)
RiverNorth Opportunistic Municipal Income Fund, Inc. - NAV(3)	1.35%	3.28%	3.28%
RiverNorth Opportunistic Municipal Income Fund, Inc. - Market(4)	-0.43%	0.56%	0.56%
Bloomberg Barclays US Municipal Bond Index(5)	1.20%	2.19%	2.19%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on October 25, 2018.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.
(5)	The Bloomberg Barclays U.S. Municipal Bond Index covers the US Dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (888) 848-7569 or by visiting www.rivernorth.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Performance Overview	December 31, 2018 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: RMI) of $20.00 on October 25, 2018 (commencement of operations) and tracking its progress through December 31, 2018.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

ASSET ALLOCATION as of December 31, 2018^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

Semi-Annual Report | December 31, 2018	3

RiverNorth Opportunistic Municipal Income Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (69.83%)
241,325	AllianceBernstein National Municipal Income Fund, Inc.	$2,927,272
108,702	BlackRock Muni Intermediate Duration Fund, Inc.	1,375,080
290,211	BlackRock Municipal 2030 Target Term Trust	5,952,228
154,991	BlackRock Municipal Income Quality Trust	1,934,288
12,200	BlackRock MuniEnhanced Fund, Inc.	120,780
88,177	BlackRock MuniHoldings New York Quality Fund, Inc.	1,056,360
32,425	BlackRock MuniYield Quality Fund II, Inc.	370,618
352,120	BlackRock MuniYield Quality Fund III, Inc.	4,243,046
18,893	BlackRock MuniYield Quality Fund, Inc.	245,231
48,363	Dreyfus Municipal Income, Inc.	368,526
211,654	Dreyfus Strategic Municipal Bond Fund, Inc.	1,477,345
591,227	Dreyfus Strategic Municipals, Inc.	4,245,010
137,568	DWS Municipal Income Trust	1,416,950
5,044	Eaton Vance California Municipal Income Trust	55,837
89,024	Eaton Vance Municipal Bond Fund	1,005,081
13,450	Eaton Vance Municipal Bond Fund II	148,084
65,370	Invesco Advantage Municipal Income Trust II	645,202
10,173	Invesco California Value Municipal Income Trust	115,057
819,056	Invesco Municipal Opportunity Trust	9,157,046
200,152	Invesco Municipal Trust	2,229,693
98,290	Invesco Quality Municipal Income Trust	1,102,814
172,472	Invesco Trust for Investment Grade Municipals	1,979,979
19,988	Invesco Value Municipal Income Trust	270,238
21,630	MFS High Yield Municipal Trust	90,197
53,309	MFS Municipal Income Trust	327,317
478,116	Nuveen AMT-Free Municipal Credit Income Fund	6,684,062
531,975	Nuveen AMT-Free Quality Municipal Income Fund	6,548,612
412,050	Nuveen California Quality Municipal Income Fund	5,253,638
77,512	Nuveen Enhanced Municipal Value Fund	997,579
19,256	Nuveen Municipal 2021 Target Term Fund	180,236
228,119	Nuveen Municipal Credit Income Fund	3,061,357
482,056	Nuveen Municipal High Income Opportunity Fund	5,611,132
245,613	Nuveen Municipal Value Fund, Inc.	2,276,833
219,820	Nuveen New York AMT-Free Quality Municipal Income Fund	2,560,903
79,200	Nuveen New York Quality Municipal Income Fund	970,200
485,417	Nuveen Quality Municipal Income Fund	6,087,129
95,210	Nuveen Taxable Municipal Income Fund	1,843,266
8,253	PIMCO Municipal Income Fund	103,575
119,690	Pioneer Municipal High Income Advantage Trust	1,220,838
235,476	Pioneer Municipal High Income Trust	2,580,817
3,600	Putnam Managed Municipal Income Trust	24,192
213,592	Putnam Municipal Opportunities Trust	2,398,638

See Notes to Financial Statements.
4	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Value
3,169	Western Asset Municipal Defined Opportunity Trust, Inc.	$61,827

TOTAL CLOSED-END FUNDS
(Cost $90,443,416)		91,324,113

Principal Amount/Description		Rate	Maturity	Value
MUNICIPAL BONDS (90.21%)
$4,000,000	City & County of Denver Co. Airport System, Revenue Bonds(a)	5.25%	12/01/43	$4,567,440
7,650,000	City & County of Honolulu HI, General Obligation Unlimited Bonds(a)	5.00%	09/01/42	8,855,181
7,500,000	City of New York NY, General Obligation Unlimited Bonds(a)	5.25%	03/01/35	8,908,725
4,500,000	Coast Community College District, General Obligation Unlimited Bonds(a)	4.50%	08/01/39	4,985,550
7,500,000	Commonwealth of Massachusetts, General Obligation Limited Bonds(a)	5.25%	09/01/43	8,830,125
7,430,000	County of Miami-Dade FL, General Obligation Unlimited Bonds(a)	5.00%	07/01/45	8,299,161
4,600,000	County of Will IL, General Obligation Unlimited Bonds(a)	5.00%	11/15/45	5,085,714
4,915,000	Detroit Downtown Development Authority, Tax Allocation Bonds(a)	5.00%	07/01/43	5,195,008
5,000,000	Los Angeles Unified School District, General Obligation Unlimited Bonds(a)	5.25%	07/01/42	5,907,050
4,000,000	Michigan Finance Authority, Revenue Bonds(a)	5.25%	12/01/41	4,500,600
4,000,000	Oklahoma City Airport Trust, Revenue Bonds(a)	5.00%	07/01/43	4,453,800
4,420,000	Regional Transportation District, Certificate Participation Bonds(a)	4.50%	06/01/44	4,650,812
4,000,000	Sales Tax Securitization Corp., Revenue Bonds(a)	5.25%	01/01/48	4,450,400
7,500,000	Spartanburg County School District No. 7, General Obligation Unlimited Bonds(a)	5.00%	03/01/48	8,634,750
7,725,000	Spring Branch Independent School District, General Obligation Unlimited Bonds(a)	5.00%	02/01/43	8,725,310
8,300,000	State of Connecticut, General Obligation Unlimited Bonds(a)	5.00%	10/15/33	9,117,716

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	5

RiverNorth Opportunistic Municipal Income Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$7,415,000	State of Illinois, General Obligation Unlimited Bonds(a)	5.00%	11/01/27	$7,972,979
4,220,000	Texas Water Development Board, Revenue Bonds(a)	5.00%	04/15/49	4,845,911

TOTAL MUNICIPAL BONDS
(Cost $115,543,609)				117,986,232

Shares/Description		Value
SHORT-TERM INVESTMENTS (1.39%)
1,821,378	BlackRock Liquidity Funds MuniCash Portfolio (7 Day Yield 1.55%)	$1,821,378

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,821,378)		1,821,378

TOTAL INVESTMENTS (161.43%)
(Cost $207,808,403)		$211,131,723

Floating Rate Note Obligations (-61.25%)(b)		(80,105,000)
Liabilities in Excess of Other Assets (-0.18%)		(238,035)
NET ASSETS (100.00%)		$130,788,688

(a)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(b)	Face value of Floating Rate Notes issued in TOB transactions.

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
US 10 Yr Note Future	50	March 2019	$6,100,781	$(150,115)
			$6,100,781	$(150,115)

See Notes to Financial Statements.
6	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Statement of Assets and Liabilities	December 31, 2018 (Unaudited)

ASSETS:
Investments in securities:
At cost	$207,808,403
At value	$211,131,723

Variation margin receivable	19,532
Deposit with broker for futures contracts	33,749
Receivable for investments sold	345,287
Interest receivable	1,181,959
Dividends receivable	26,355
Total Assets	212,738,605

LIABILITIES:
Payable for Floating Rate Note Obligations	80,105,000
Payable to custodian due to overdraft	258,120
Payable for investments purchased	1,046,402
Payable for shareholder servicing	21,642
Payable to Adviser	176,375
Payable for Fund Accounting and Administration fees	31,210
Accrued offering costs (Note 8)	243,950
Payable to Transfer agency	4,353
Payable to Directors and Officers	23,141
Payable for compliance fees	7,346
Payable for Custodian fees	1,960
Payable for Audit fees	8,375
Other payables	22,043
Total Liabilities	81,949,917
Net Assets	$130,788,688

NET ASSETS CONSIST OF:
Paid-in capital	$127,210,429
Total distributable earnings	3,578,259
Net Assets	$130,788,688

PRICING OF SHARES:
Net Assets	$130,788,688
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	6,373,268
Net asset value per share	$20.52

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	7

RiverNorth Opportunistic Municipal Income Fund, Inc.
Statement of Operations	For the Period October 25, 2018 (Commencement of Operations) to December 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$455,577
Dividends	612,890
Total Investment Income	1,068,467

EXPENSES:
Investment Adviser fee	322,075
Accounting and administration fee	31,210
Compliance Expenses	7,346
Transfer agent expenses	4,352
Interest expense and fees on floating rate note obligations	138,457
Audit expenses	8,375
Legal expenses	4,502
Custodian expenses	1,960
Shareholder servicing expenses	21,642
Director expenses	23,141
Printing expenses	6,481
Other expenses	6,840
Total Expenses	576,381
Net Investment Income	492,086

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	501,533
Futures	(4,136)
Net realized gain	497,397
Net change in unrealized appreciation/depreciation on:
Investments	3,323,320
Futures	(150,115)
Net change in unrealized appreciation/depreciation	3,173,205
Net Realized and Unrealized Gain on Investments and Futures Contracts	3,670,602
Net Increase in Net Assets Resulting from Operations	$4,162,688

See Notes to Financial Statements.
8	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Statement of Changes in Net Assets

For the Period October 25, 2018 (Commencement of Operations) to December 31, 2018 (Unaudited)
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$492,086
Net realized gain	497,397
Net change in unrealized appreciation/depreciation	3,173,205
Net increase in net assets resulting from operations	4,162,688

DISTRIBUTIONS TO SHAREHOLDERS:	(584,429)
Net decrease in net assets from distributions to shareholders	(584,429)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	127,110,429
Net increase in net assets from capital share transactions	127,110,429

Net Increase in Net Assets	130,688,688

NET ASSETS:
Beginning of period	100,000
End of period	$130,788,688

OTHER INFORMATION:
Share Transactions:
Shares outstanding- beginning of period	5,010
Shares sold	6,368,258
Shares outstanding - end of period	6,373,268

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	9

RiverNorth Opportunistic Municipal Income Fund, Inc.
Statement of Cash Flows	For the Period October 25, 2018 (Commencement of Operations) to December 31, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$4,162,688
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(259,919,537)
Proceeds from disposition of investment securities	55,042,559
Amortization of premium and accretion of discount on investments, net	92,306
Net purchases of short-term investment securities	(1,821,083)
Net realized (gain)/loss on:
Investments	(501,533)
Net change in unrealized (appreciation)/depreciation on:
Investments	(3,323,320)
(Increase)/Decrease in assets:
Deposit with broker for futures contracts/ collateral	(33,749)
Interest receivable	(1,181,959)
Dividends receivable	(26,355)
Variation margin receivable on futures contracts	(19,532)
Increase/(Decrease) in liabilities:
Accrued offering costs	243,950
Payable for custodian fees	1,960
Payable for shareholder servicing	21,642
Payable to transfer agent	4,353
Payable to adviser	176,375
Payable to administrator	31,210
Payable for directors and officers	23,141
Payable for audit fees	8,375
Payable for compliance fees	7,346
Other payables	22,043
Net cash used in operating activities	$(206,989,120)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Payments and proceeds from floating rate note obligations	$80,105,000
Proceeds from sale of shares	127,110,429
Cash distributions paid	(584,429)
Payable to custodian due to overdraft	258,120
Net cash provided by financing activities	$206,889,120

Effect of exchange rates on cash	$–

Net decrease in cash	$(100,000)
Cash, beginning balance	$100,000
Cash, ending balance	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:	$138,457
Cash paid during the period for interest on floating rate note obligations

See Notes to Financial Statements.
10	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Financial Highlights	For a share outstanding throughout the periods presented

	For the Period October 25, 2018 (Commencement of Operations) to December 31, 2018 (Unaudited)
Net asset value - beginning of period	$19.96
Income/(loss) from investment operations:
Net investment income(a)	0.08
Net realized and unrealized gain	0.57
Total income from investment operations	0.65
Less distributions:
From net investment income	(0.09)
Total distributions	(0.09)
Net increase in net asset value	0.56
Net asset value - end of period	$20.52
Market price - end of period	$20.02
Total Return(b)	3.28	%(c)
Total Return - Market Price(b)	0.56	%(c)
Supplemental Data:
Net assets, end of period (in thousands)	$130,789
Ratios to Average Net Assets (including interest on short term floating rate obligations)(e)
Ratio of expenses to average net assets	2.53	%(d)
Ratio of net investment income to average net assets	2.16	%(d)
Ratios to Average Net Assets (excluding interest on short term floating rate obligations)
Ratio of expenses to average net assets	1.92	%(d)
Ratio of net investment income to average net assets	2.77	%(d)
Portfolio turnover rate	62	%(c)

(a)	Calculated using average shares throughout the period.
(b)	Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(c)	Not annualized.
(d)	Annualized.
(e)	Interest expense relates to the cost of tender option bond transactions (See Note 2).

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	11

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunistic Municipal Income Fund, Inc. (the “Fund”) was organized as a Maryland corporation on July 16, 2018, pursuant to an Articles of Incorporation, which was amended and restated on October 19, 2018 (“Articles of Incorporation”). The Fund had no operations until October 25, 2018 (commencement of operations), other than those related to organizational matters and the registration of its shares under applicable securities laws.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Articles of Incorporation permit the Board of Directors (the “Board” or “Directors”) to authorize and issue fifty million shares of common stock with $0.0001 par value per share. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards codification Topic 946 Financial Services – Investment Companies.

The Fund will terminate on or before October 25, 2030; provided, that if the Board of Directors believes that under then-current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date once for up to one year, and once for an additional six months. The Fund may be converted to an open-end investment company at any time if approved by the Board of Directors and the shareholders.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”) and the Fund’s sub-adviser is MacKay Shields, LLC (the “Sub-adviser”). The Fund’s investment objective is to seek current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax). The Fund’s secondary investment objective is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2018.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records securities transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method over the life of the respective securities.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the period from October 25, 2018 (commencement of operations) to December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the period from October 25, 2018 (commencement of operations) to December 31, 2018, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value per share of the Fund.

Tender Option Bonds: The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to the Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. The Fund may not invest more than 5% of its “Managed Assets” in any single TOB Issuer. Managed Assets is defined as total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

Semi-Annual Report | December 31, 2018	13

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead the Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund-sponsored TOBs, the Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. The Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, the Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund may be required to undertake could include reporting and recordkeeping obligations under the Internal Revenue Code and federal securities laws and contractual obligations with other TOB service providers.

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented in the Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees” on floating rate note obligations in the Statement of Operations.

Semi-Annual Report | December 31, 2018	15

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

At December 31, 2018, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters was as follows:

Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$117,986,232	$80,105,000

During the period from October 25, 2018 (commencement of operations) to December 31, 2018, the Fund’s average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

Average Floating Rate Note Obligations Outstanding	Daily Weighted Average Interest Rate
$53,966,273	1.40%

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Fixed income securities, including municipal bonds, are normally valued at the mean between the closing bid and asked prices provided by independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Semi-Annual Report | December 31, 2018	17

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at December 31, 2018 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$91,324,113	$–	$–	$91,324,113
Municipal Bonds	–	117,986,232	–	117,986,232
Short-Term Investments	1,821,378	–	–	1,821,378
Total	$93,145,491	$117,986,232	$–	$211,131,723
Other Financial Instruments**
Liabilities:
Future Contracts	$(150,115)	$–	$–	$(150,115)
Total	$(150,115)	$–	$–	$(150,115)

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Fund’s use of derivative instruments. The Fund’s investment objective not only permits the Fund to purchase investment securities, but also allow the fund to enter into various types of derivative contracts such as futures. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk relates to the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates.

Risk of Investing in Derivatives

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Futures

The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk of the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Semi-Annual Report | December 31, 2018	19

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the fund but instead is a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund's Statement of Assets and Liabilities as of December 31, 2018:

	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Unrealized depreciation on futures contracts	$(150,115)

*	The value presented includes cumulative loss on open futures contracts; however the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of December 31, 2018.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2018:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Interest rate risk (Futures contracts)	Net realized gain/(loss) on futures contracts/ Net change in unrealized appreciation/(depreciation) on futures contracts	$(4,136)	$(150,115)

20	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

The futures contracts average notional amount during the period ended December 31, 2018, is noted below.

Fund	Average Notional Amount of Futures Contracts
RiverNorth Opportunistic Municipal Income Fund, Inc.	$928,726

5. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with its investment objectives and policies. As compensation for its management services, the Fund will pay the Adviser a fee of 1.05% of the Fund’s average daily managed assets calculated as the total assets of the Fund, including assets attributable to leverage, less liabilities other than debt representing leverage and any preferred stock that may be outstanding. This fee is payable at the end of each calendar month.

MacKay Shields LLC (the “Sub-adviser”) is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-adviser, subject to the supervision of the Adviser and the Board of Directors, provides to the Fund such investment advice as is deemed advisable and will furnish a continuous investment program for the portion of assets managed, consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.20% of the average daily managed assets of the Fund.

The Chief Compliance Officer (“CCO”) of the Fund is an affiliated person. For the period October 25, 2018 (commencement of operations) to December 31, 2018, the total related amount paid by the Fund for CCO fees is included in compliance expenses on the Fund’s Statement of Operations.

ALPS Fund Services, Inc. (“ALPS”), serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, AFS is responsible for calculating the net asset and Daily Managed Assets values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. AFS is entitled to receive the greater of an annual minimum fee or a monthly fee based on the Fund’s average net assets, plus out-of-pocket expenses.

DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying, and shareholder servicing agent for the Fund (the “Transfer Agent”).

State Street Bank & Trust, Co. serves as the Fund’s custodian.

Certain Officers and Directors of the Fund are “interested persons” of the Fund as they are also employees of the Adviser or ALPS. Officers and Directors who are “interested persons” of the Fund received no salary or fees from the Fund. Directors who are not “interested persons” receive a fee from the Fund of $16,500 per year, plus $1,500 per Board of Directors meeting attended. In addition the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and corporate Governance Committee receives $250 annually. The Independent Directors are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board of Directors.

Semi-Annual Report | December 31, 2018	21

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

6. TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities and excluding derivative instruments at December 31, 2018, was as follows:

Cost of investments for income tax purposes	$207,808,403
Gross appreciation on investments (excess of value over tax cost)	3,550,972
Gross depreciation on investments (excess of tax cost over value)	(227,652)
Net unrealized appreciation on investments	$3,323,320

7. INVESTMENT TRANSACTIONS

Investment transactions for the period October 25, 2018 (commencement of operations) to December 31, 2018, excluding short-term investments, were as follows:

	Purchases	Sales
RiverNorth Opportunistic Municipal Income Fund, Inc.	$260,965,939	$55,387,846

8. CAPITAL SHARE TRANSACTIONS

On October 25, 2018, 5,950,000 shares were issued in connection with the Fund’s initial public offering. Proceeds from the sale of shares was $119,000,000.

During the period October 25, 2018 (commencement of operations) to December 31, 2018, $8,365,160 respectively, was paid in newly issued shares resulting in the issuance of 418,258 shares.

Offering costs of $254,730 (representing $0.04 per common share) were offset against proceeds of the offerings and have been charged to paid-in capital of the shares. The Adviser has agreed to pay those offering costs of the Fund that exceeded $0.04 per share.

The Fund has an automatic dividend reinvestment plan (the “Plan”). Each shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional shares of the Fund.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Notes to Financial Statements	December 31, 2018 (Unaudited)

9. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

10. SEC REGULATIONS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of these amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund’s net assets or results of operations.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the Fund.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the financial statements.

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2018, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 16, 2019	January 17, 2019	January 31, 2019	$0.0917
February 13, 2019	February 14, 2019	February 28, 2019	$0.0917

Semi-Annual Report | December 31, 2018	23

RiverNorth Opportunistic Municipal Income Fund, Inc.
Additional Information	December 31, 2018 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end of September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2018 (Unaudited)

Consideration and Approval of Advisory and Sub-Advisory Agreements with RiverNorth Capital Management, LLC and MacKay Shields LLC

At the Fund’s organizational in-person meeting of the Board, held on September 13, 2018, the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act)(the “Independent Directors”), considered the approval of the Advisory Agreement between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Fund, as well as the Sub-Advisory Agreement between RiverNorth and MacKay Shields LLC (“MacKay” or the “Sub-Adviser”), with respect to the Fund (the “Sub-Advisory Agreement” ). The Board was assisted by independent counsel throughout the approval process. The Board received and reviewed materials specifically concerning the approval of the Advisory and Sub-Advisory Agreements provided by RiverNorth and McKay, respectively (the “Renewal Materials”), as requested by the Independent Directors, as well as a memorandum from legal counsel detailing the Directors’ responsibilities in the approval process. The Board considered the below factors, among others, in reaching its determination to approve the Advisory Agreement and Sub-Advisory Agreement. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Advisory Agreement and Sub-Advisory Agreement, nor are the items described herein all-encompassing of the matters considered by the Board.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by RiverNorth to the Fund under the Advisory Agreement and the sub-advisory services proposed to be provided by MacKay to the Fund under the Sub-Advisory Agreement. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. The Board considered the Fund’s investment objective and policies, and the types of investments to be made. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel who will provide the investment advisory and sub-advisory services to the Fund. The Board determined that the portfolio managers and key personnel are well qualified by education and experience to perform the services in an efficient and professional manner. The Board also took into account RiverNorth and MacKay’s investment advisory services to be rendered to the Fund, including the manner in which investment decisions are to be made and executed. Further, the Board considered RiverNorth’s and MacKay’s experience working with other registered investment companies.

The Board noted that the Fund is new and therefore has no performance history. The Board considered the performance of other RiverNorth managed registered investment companies across the industry, noting that several of the RiverNorth managed funds outperformed their benchmark indices and categories. With regard to MacKay, the Board noted that Mackay was also a sub-advisor to another registered investment company utilizing a similar strategy as the Fund. They noted that this MacKay sub-advised fund had outperformed its benchmark since inception.

The Board concluded that the overall quality of the advisory services to be provided by RiverNorth and sub-advisory services to be provided by MacKay was satisfactory.

Semi-Annual Report | December 31, 2018	25

RiverNorth Opportunistic Municipal Income Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2018 (Unaudited)

Fees and Expenses

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund compared to (i) a peer group of municipal funds selected by FUSE Research Network, LLC’s (“FUSE”), (ii) a peer group of hybrid funds selected by FUSE, and (iii) the advisory fees charged to other comparative investment vehicles and accounts managed by RiverNorth. The Directors noted that the contractual management fee was on the high-end of the peer groups and other investment vehicles managed by RiverNorth. However, the Board noted the significant differences between the strategies of the funds of each peer group and other vehicles managed by RiverNorth as compared to the Fund, which accounted for the higher fee. It was also noted that RiverNorth would be paying MacKay a portion of the management fee for its services as sub-adviser. Further, the Board noted that the Fund’s aggregate expense ratio was in the range of the hybrid peer group.

In conclusion, the Board agreed that the proposed fees and expenses of the Fund were reasonable in light of the services proposed to be provided to the Fund and the experience and expertise of the Adviser and MacKay.

Breakpoints and Economies of Scale

The Board reviewed the structure of the investment advisory fees, noting that the Fund was new, and therefore RiverNorth could not determine when or if economies of scale may be achieved. Further, the Board noted that the Fund’s closed-end structure prevented the likelihood of significant economies of scale being reached.

Profitability of Rivernorth and Mackay (and Affiliates)

The Board reviewed a profitability analysis prepared by RiverNorth and MacKay with respect to management of the Fund. The Board noted that the analysis showed that the firms expected to earn a modest, but not excessive profit margin with respect to their management of the Fund.

Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its independent counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreement and Sub-Advisory Agreement.

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Intentionally Left Blank

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

[NOT APPLICABLE]

Items 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Rivernorth Opportunistic Municipal Income Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 11, 2019

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 11, 2019